Nuveen Dividend Value Fund
Portfolio of Investments    July 31, 2020
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 98.5%
	COMMON STOCKS – 98.5%
	Aerospace & Defense – 1.5%
191,219	L3Harris Technologies Inc	$32,187,894
	Banks – 3.6%
888,843	Citigroup Inc	44,451,038
858,762	Truist Financial Corp	32,169,225
	Total Banks	76,620,263
	Beverages – 1.7%
1,150,812	Keurig Dr Pepper Inc	35,203,339
	Biotechnology – 2.6%
569,450	AbbVie Inc	54,046,500
	Building Products – 1.3%
443,385	Owens Corning	26,811,491
	Capital Markets – 5.4%
823,030	Bank of New York Mellon Corp	29,505,626
699,741	Charles Schwab Corp	23,196,414
1,245,492	Morgan Stanley	60,879,649
	Total Capital Markets	113,581,689
	Chemicals – 1.6%
632,080	DuPont de Nemours Inc	33,803,638
	Consumer Finance – 2.3%
416,580	American Express Co	38,875,245
364,784	OneMain Holdings Inc	10,469,301
	Total Consumer Finance	49,344,546
	Diversified Financial Services – 1.2%
515,074	Voya Financial Inc	25,444,656
	Electric Utilities – 9.8%
181,218	Alliant Energy Corp	9,758,589
481,773	American Electric Power Co Inc	41,856,438
404,136	Entergy Corp	42,486,818
623,891	Evergy Inc	40,446,853
1,267,683	Exelon Corp	48,945,241

Nuveen Dividend Value Fund (continued)
Portfolio of Investments    July 31, 2020
(Unaudited)
Shares	Description (1)	Value
	Electric Utilities (continued)
850,628	FirstEnergy Corp	$24,668,212
	Total Electric Utilities	208,162,151
	Electrical Equipment – 1.3%
294,951	Eaton Corp PLC	27,468,787
	Equity Real Estate Investment Trust – 3.0%
251,540	Crown Castle International Corp	41,931,718
574,730	Gaming and Leisure Properties Inc	20,810,973
	Total Equity Real Estate Investment Trust	62,742,691
	Food Products – 1.1%
386,404	Tyson Foods Inc	23,744,526
	Health Care Equipment & Supplies – 1.3%
204,603	Zimmer Biomet Holdings Inc	27,592,761
	Health Care Providers & Services – 10.5%
172,858	Anthem Inc	47,328,520
237,937	Cigna Corp	41,089,341
136,780	Humana Inc	53,679,311
197,320	Quest Diagnostics Inc	25,073,452
180,042	UnitedHealth Group Inc	54,513,117
	Total Health Care Providers & Services	221,683,741
	Hotels, Restaurants & Leisure – 2.2%
611,926	Wyndham Destinations Inc	16,277,232
210,191	Wyndham Hotels & Resorts Inc	9,282,034
227,964	Yum! Brands Inc	20,756,122
	Total Hotels, Restaurants & Leisure	46,315,388
	Household Durables – 1.5%
1,376,279	Newell Brands Inc	22,570,976
51,674	Whirlpool Corp	8,429,063
	Total Household Durables	31,000,039
	Insurance – 5.7%
330,833	Allstate Corp	31,227,327
1,002,478	Hartford Financial Services Group Inc	42,424,869
400,303	Marsh & McLennan Cos Inc	46,675,330
	Total Insurance	120,327,526
	IT Services – 2.9%
413,907	Fidelity National Information Services Inc	60,558,733
	Machinery – 2.6%
219,705	Stanley Black & Decker Inc	33,685,171

Shares	Description (1)	Value
	Machinery (continued)
467,288	Timken Co	$21,336,370
	Total Machinery	55,021,541
	Media – 2.3%
1,142,517	Comcast Corp	48,899,728
	Mortgage Real Estate Investment Trust – 3.5%
2,372,544	AGNC Investment Corp	32,266,599
3,671,246	Annaly Capital Management Inc	27,203,933
1,014,833	Starwood Property Trust Inc	15,171,753
	Total Mortgage Real Estate Investment Trust	74,642,285
	Multiline Retail – 1.5%
257,898	Target Corp	32,464,200
	Multi-Utilities – 3.9%
246,164	Ameren Corp	19,752,199
1,035,108	CenterPoint Energy Inc	19,677,403
130,366	Consolidated Edison Inc	10,016,020
413,657	Dominion Energy Inc	33,518,627
	Total Multi-Utilities	82,964,249
	Oil, Gas & Consumable Fuels – 2.6%
160,548	Concho Resources Inc	8,435,192
1,026,240	Parsley Energy Inc	11,268,115
168,736	Pioneer Natural Resources Co	16,353,893
338,035	Valero Energy Corp	19,007,708
	Total Oil, Gas & Consumable Fuels	55,064,908
	Pharmaceuticals – 4.2%
738,437	AstraZeneca PLC, Sponsored ADR	41,190,016
1,241,636	Pfizer Inc	47,778,153
	Total Pharmaceuticals	88,968,169
	Road & Rail – 2.9%
152,754	Kansas City Southern	26,250,775
202,655	Union Pacific Corp	35,130,244
	Total Road & Rail	61,381,019
	Semiconductors & Semiconductor Equipment – 9.2%
407,131	Applied Materials Inc	26,190,737
134,305	Broadcom Inc	42,541,109
640,733	Intel Corp	30,582,186
793,330	Marvell Technology Group Ltd	28,932,745
182,325	NXP Semiconductors NV	21,428,657

Nuveen Dividend Value Fund (continued)
Portfolio of Investments    July 31, 2020
(Unaudited)
Shares	Description (1)	Value
	Semiconductors & Semiconductor Equipment (continued)
574,018	Taiwan Semiconductor Manufacturing Co Ltd, Sponsored ADR	$45,284,280
	Total Semiconductors & Semiconductor Equipment	194,959,714
	Specialty Retail – 1.9%
153,751	Home Depot Inc	40,819,353
	Tobacco – 3.4%
923,482	Philip Morris International Inc	70,932,652
	Total Long-Term Investments (cost $2,042,349,317)	2,082,758,177

Shares	Description (1)	Coupon	Value
	SHORT-TERM INVESTMENTS – 1.4%
	MONEY MARKET FUNDS – 1.4%
29,331,022	First American Treasury Obligations Fund, Class Z	0.060% (2)	$29,331,022
	Total Short-Term Investments (cost $29,331,022)		29,331,022
	Total Investments (cost $2,071,680,339) – 99.9%		2,112,089,199
	Other Assets Less Liabilities – 0.1%		1,500,519
	Net Assets – 100%		$2,113,589,718
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$2,082,758,177	$ —	$ —	$2,082,758,177
Short-Term Investments:
Money Market Funds	29,331,022	—	—	29,331,022
Total	$2,112,089,199	$ —	$ —	$2,112,089,199

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	The rate shown is the annualized seven-day subsidized yield as of the end of the reporting period.
ADR	American Depositary Receipt

Nuveen Mid Cap Value Fund
Portfolio of Investments    July 31, 2020
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 99.5%
	COMMON STOCKS – 99.5%
	Aerospace & Defense – 1.5%
26,541	L3Harris Technologies Inc	$4,467,647
	Airlines – 1.2%
99,856	Alaska Air Group Inc, (2)	3,439,041
	Banks – 4.0%
84,210	East West Bancorp Inc	2,918,719
124,491	Fifth Third Bancorp	2,472,391
21,340	Signature Bank/New York NY	2,187,990
7,492	SVB Financial Group, (2)	1,680,231
61,360	Western Alliance Bancorp	2,205,892
	Total Banks	11,465,223
	Biotechnology – 1.6%
41,772	United Therapeutics Corp, (2)	4,656,325
	Building Products – 1.8%
47,372	Trane Technologies PLC	5,299,506
	Capital Markets – 3.9%
50,922	Evercore Inc	2,815,987
33,629	Nasdaq Inc	4,415,824
59,030	Raymond James Financial Inc	4,101,404
	Total Capital Markets	11,333,215
	Chemicals – 3.7%
31,165	Celanese Corp	3,029,238
96,409	CF Industries Holdings Inc	3,020,494
241,960	Huntsman Corp	4,476,260
	Total Chemicals	10,525,992
	Communications Equipment – 2.2%
55,144	Ciena Corp, (2)	3,281,619
21,547	Motorola Solutions Inc	3,012,271
	Total Communications Equipment	6,293,890
	Construction Materials – 1.5%
291,503	Summit Materials Inc, (2)	4,290,924

Shares	Description (1)	Value
	Consumer Finance – 1.2%
118,976	OneMain Holdings Inc	$3,414,611
	Diversified Financial Services – 2.0%
114,089	Voya Financial Inc	5,635,997
	Electric Utilities – 2.8%
47,103	Entergy Corp	4,951,938
46,366	Evergy Inc	3,005,908
	Total Electric Utilities	7,957,846
	Electrical Equipment – 3.1%
56,334	AMETEK Inc	5,253,145
27,174	Hubbell Inc	3,667,675
	Total Electrical Equipment	8,920,820
	Electronic Equipment, Instruments & Components – 1.3%
138,405	Avnet Inc	3,698,182
	Equity Real Estate Investment Trust – 8.6%
279,195	Brandywine Realty Trust	3,023,682
6,234	Essex Property Trust Inc	1,376,093
134,135	First Industrial Realty Trust Inc	5,891,209
25,603	Mid-America Apartment Communities Inc	3,051,622
66,370	Regency Centers Corp	2,723,161
70,046	SL Green Realty Corp	3,257,139
603,589	VEREIT Inc	3,929,364
64,291	Washington Real Estate Investment Trust	1,437,547
	Total Equity Real Estate Investment Trust	24,689,817
	Food Products – 2.7%
35,719	J M Smucker Co	3,905,873
64,789	Tyson Foods Inc	3,981,284
	Total Food Products	7,887,157
	Health Care Equipment & Supplies – 2.6%
5,405	Teleflex Inc	2,016,606
41,326	Zimmer Biomet Holdings Inc	5,573,224
	Total Health Care Equipment & Supplies	7,589,830
	Health Care Providers & Services – 3.2%
81,805	Centene Corp, (2)	5,337,776
29,557	Quest Diagnostics Inc	3,755,808
	Total Health Care Providers & Services	9,093,584
	Hotels, Restaurants & Leisure – 1.8%
182,029	MGM Resorts International	2,928,846

Nuveen Mid Cap Value Fund (continued)
Portfolio of Investments    July 31, 2020
(Unaudited)
Shares	Description (1)	Value
	Hotels, Restaurants & Leisure (continued)
81,448	Wyndham Destinations Inc	$2,166,517
	Total Hotels, Restaurants & Leisure	5,095,363
	Household Durables – 5.7%
111,873	DR Horton Inc	7,401,517
302,182	Newell Brands Inc	4,955,785
24,816	Whirlpool Corp	4,047,986
	Total Household Durables	16,405,288
	Household Products – 1.4%
80,894	Energizer Holdings Inc	4,055,216
	Insurance – 3.5%
195,175	CNO Financial Group Inc	2,947,142
111,624	Hartford Financial Services Group Inc	4,723,928
11,098	Willis Towers Watson PLC	2,330,691
	Total Insurance	10,001,761
	IT Services – 2.1%
100,325	Perspecta Inc	2,146,955
19,099	VeriSign Inc, (2)	4,042,876
	Total IT Services	6,189,831
	Leisure Products – 2.2%
94,529	Brunswick Corp/DE	6,331,552
	Machinery – 6.8%
80,675	Crane Co	4,563,785
25,356	Parker-Hannifin Corp	4,536,696
38,947	Stanley Black & Decker Inc	5,971,354
98,490	Timken Co	4,497,053
	Total Machinery	19,568,888
	Media – 1.3%
309,803	TEGNA Inc	3,649,479
	Metals & Mining – 0.9%
100,191	Steel Dynamics Inc	2,746,235
	Mortgage Real Estate Investment Trust – 2.1%
220,911	AGNC Investment Corp	3,004,389
200,562	Starwood Property Trust Inc	2,998,402
	Total Mortgage Real Estate Investment Trust	6,002,791
	Multiline Retail – 1.0%
15,313	Dollar General Corp	2,915,595

Shares	Description (1)	Value
	Multi-Utilities – 5.2%
57,604	Ameren Corp	$4,622,145
263,303	CenterPoint Energy Inc	5,005,390
95,389	Public Service Enterprise Group Inc	5,336,061
	Total Multi-Utilities	14,963,596
	Oil, Gas & Consumable Fuels – 4.2%
84,725	Concho Resources Inc	4,451,452
213,887	Williams Cos Inc	4,091,658
587,864	WPX Energy Inc, (2)	3,509,548
	Total Oil, Gas & Consumable Fuels	12,052,658
	Pharmaceuticals – 0.9%
24,907	Jazz Pharmaceuticals PLC, (2)	2,696,183
	Real Estate Management & Development – 0.5%
14,109	Jones Lang LaSalle Inc, (2)	1,395,521
	Road & Rail – 2.5%
41,402	Kansas City Southern	7,114,934
	Semiconductors & Semiconductor Equipment – 3.2%
164,203	Marvell Technology Group Ltd	5,988,483
22,334	Skyworks Solutions Inc	3,251,384
	Total Semiconductors & Semiconductor Equipment	9,239,867
	Software – 2.1%
30,091	Synopsys Inc, (2)	5,994,729
	Specialty Retail – 1.4%
42,027	Best Buy Co Inc	4,185,469
	Thrifts & Mortgage Finance – 0.9%
182,848	Radian Group Inc	2,728,092
	Water Utilities – 0.9%
18,295	American Water Works Co Inc	2,694,305
	Total Long-Term Investments (cost $273,398,382)	286,686,960

Nuveen Mid Cap Value Fund (continued)
Portfolio of Investments    July 31, 2020
(Unaudited)
Shares	Description (1)	Coupon	Value
	SHORT-TERM INVESTMENTS – 0.8%
	MONEY MARKET FUNDS – 0.8%
2,226,896	First American Treasury Obligations Fund, Class Z	0.060% (3)	$2,226,896
	Total Short-Term Investments (cost $2,226,896)		2,226,896
	Total Investments (cost $275,625,278) – 100.3%		288,913,856
	Other Assets Less Liabilities – (0.3)%		(934,125)
	Net Assets – 100%		$287,979,731
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$286,686,960	$ —	$ —	$286,686,960
Short-Term Investments:
Money Market Funds	2,226,896	—	—	2,226,896
Total	$288,913,856	$ —	$ —	$288,913,856

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(3)	The rate shown is the annualized seven-day subsidized yield as of the end of the reporting period.

Nuveen Small Cap Value Fund
Portfolio of Investments    July 31, 2020
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 99.2%
	COMMON STOCKS – 99.2%
	Aerospace & Defense – 1.1%
254,169	Parsons Corp, (2)	$8,852,706
	Air Freight & Logistics – 2.0%
635,650	Air Transport Services Group Inc, (2)	15,490,791
	Auto Components – 2.8%
343,007	Cooper Tire & Rubber Co	10,653,797
1,005,318	Dana Inc, (2)	11,490,785
	Total Auto Components	22,144,582
	Banks – 14.2%
347,487	Banner Corp	12,311,464
459,553	Cathay General Bancorp	11,111,992
581,663	First Busey Corp	9,946,437
157,979	First Interstate BancSystem Inc	4,598,769
334,091	Heartland Financial USA Inc	10,437,003
1,460,189	Investors Bancorp Inc	11,856,735
321,097	Pinnacle Financial Partners Inc	12,721,863
295,765	Preferred Bank/Los Angeles CA	11,017,246
383,180	Renasant Corp	8,901,271
259,108	Western Alliance Bancorp	9,314,933
191,946	Wintrust Financial Corp	8,215,289
	Total Banks	110,433,002
	Biotechnology – 1.1%
75,420	United Therapeutics Corp, (2)	8,407,067
	Building Products – 1.9%
295,380	Gibraltar Industries Inc, (2)	15,277,054
	Capital Markets – 3.1%
192,713	Evercore Inc	10,657,029
214,096	Piper Sandler Cos	13,254,683
	Total Capital Markets	23,911,712
	Chemicals – 1.5%
245,340	Minerals Technologies Inc	11,501,539

Nuveen Small Cap Value Fund (continued)
Portfolio of Investments    July 31, 2020
(Unaudited)
Shares	Description (1)	Value
	Commercial Services & Supplies – 1.8%
122,996	Brink's Co	$5,454,873
528,517	SP Plus Corp, (2)	8,398,135
	Total Commercial Services & Supplies	13,853,008
	Communications Equipment – 2.6%
199,873	NETGEAR Inc, (2)	6,146,095
540,854	Radware Ltd, (2)	13,818,819
	Total Communications Equipment	19,964,914
	Construction & Engineering – 2.8%
586,231	Aegion Corp, (2)	9,039,682
190,719	EMCOR Group Inc	13,064,252
	Total Construction & Engineering	22,103,934
	Construction Materials – 1.2%
632,988	Summit Materials Inc, (2)	9,317,583
	Consumer Finance – 1.0%
280,159	OneMain Holdings Inc	8,040,563
	Diversified Telecommunication Services – 1.4%
906,107	Vonage Holdings Corp, (2)	10,827,979
	Electronic Equipment, Instruments & Components – 3.2%
347,842	Avnet Inc	9,294,338
60,803	SYNNEX Corp, (2)	7,584,566
643,856	TTM Technologies Inc, (2)	7,925,868
	Total Electronic Equipment, Instruments & Components	24,804,772
	Equity Real Estate Investment Trust – 8.9%
827,375	Brandywine Realty Trust	8,960,471
156,292	Kite Realty Group Trust	1,542,602
1,197,493	Lexington Realty Trust	13,890,919
676,939	Preferred Apartment Communities Inc	4,894,269
646,144	Retail Opportunity Investments Corp	7,023,585
652,028	RLJ Lodging Trust	5,222,744
400,403	STAG Industrial Inc	13,053,138
1,334,787	Summit Hotel Properties Inc	6,914,197
357,781	Washington Real Estate Investment Trust	7,999,983
	Total Equity Real Estate Investment Trust	69,501,908
	Food Products – 1.6%
991,588	Hostess Brands Inc, (2)	12,573,336
	Gas Utilities – 2.3%
106,288	ONE Gas Inc	8,046,002

Shares	Description (1)	Value
	Gas Utilities (continued)
155,834	Spire Inc	$9,608,724
	Total Gas Utilities	17,654,726
	Health Care Equipment & Supplies – 0.8%
341,176	Natus Medical Inc, (2)	6,339,050
	Health Care Providers & Services – 1.3%
180,070	AMN Healthcare Services Inc, (2)	9,893,046
	Hotels, Restaurants & Leisure – 1.4%
133,036	Jack in the Box Inc, (2)	10,923,586
	Household Durables – 3.4%
421,925	La-Z-Boy Inc, (2)	12,007,985
343,268	M/I Homes Inc, (2)	14,290,247
	Total Household Durables	26,298,232
	Insurance – 4.9%
121,947	AMERISAFE Inc	7,738,757
193,969	Argo Group International Holdings Ltd, (2)	6,499,901
411,550	BRP Group Inc, (2)	7,181,547
574,840	CNO Financial Group Inc	8,680,084
209,165	Horace Mann Educators Corp	7,860,421
	Total Insurance	37,960,710
	Leisure Products – 1.5%
176,789	Brunswick Corp/DE	11,841,327
	Machinery – 2.2%
214,789	CIRCOR International, Inc, (2)	5,631,768
434,488	Kennametal Inc	11,713,796
	Total Machinery	17,345,564
	Media – 0.7%
503,143	TEGNA Inc	5,927,025
	Metals & Mining – 2.4%
127,355	Allegheny Technologies Inc, (2)	1,106,715
196,575	Commercial Metals Co	4,065,171
153,324	Compass Minerals International Inc	7,810,325
1,782,311	SunCoke Energy Inc	5,685,572
	Total Metals & Mining	18,667,783
	Mortgage Real Estate Investment Trust – 1.1%
1,066,348	Ladder Capital Corp	8,285,524

Nuveen Small Cap Value Fund (continued)
Portfolio of Investments    July 31, 2020
(Unaudited)
Shares	Description (1)	Value
	Multi-Utilities – 1.6%
213,713	Black Hills Corp	$12,365,434
	Oil, Gas & Consumable Fuels – 4.3%
625,226	Brigham Minerals Inc	6,927,504
365,420	Delek US Holdings Inc	6,387,542
1,407,088	Magnolia Oil & Gas Corp, (2)	8,414,386
557,996	Parsley Energy Inc	6,126,796
244,755	World Fuel Services Corp	5,759,085
	Total Oil, Gas & Consumable Fuels	33,615,313
	Pharmaceuticals – 1.2%
244,326	Prestige Consumer Healthcare Inc, (2)	9,086,484
	Professional Services – 3.0%
551,772	CBIZ Inc, (2)	13,341,847
351,627	Korn Ferry	9,880,719
	Total Professional Services	23,222,566
	Road & Rail – 1.1%
205,985	TFI International Inc	8,937,689
	Semiconductors & Semiconductor Equipment – 3.0%
150,010	Diodes, Inc, (2)	7,718,014
96,119	Semtech Corp, (2)	5,356,712
126,695	Synaptics Inc, (2)	10,138,134
	Total Semiconductors & Semiconductor Equipment	23,212,860
	Software – 1.7%
55,049	Alarmcom Holdings Inc, (2)	3,855,632
166,508	J2 Global Inc, (2)	9,444,334
	Total Software	13,299,966
	Specialty Retail – 3.3%
254,981	Aaron's Inc	13,304,908
144,979	Group 1 Automotive Inc, (2)	12,181,136
	Total Specialty Retail	25,486,044
	Textiles, Apparel & Luxury Goods – 0.8%
267,931	Wolverine World Wide Inc	6,441,061
	Thrifts & Mortgage Finance – 4.1%
419,186	Flagstar Bancorp Inc	13,154,057
773,608	Radian Group Inc	11,542,231
246,608	WSFS Financial Corp	7,035,726
	Total Thrifts & Mortgage Finance	31,732,014

Shares	Description (1)	Value
	Water Utilities – 0.9%
157,971	California Water Service Group	$7,404,101
	Total Long-Term Investments (cost $849,179,770)	772,946,555

Shares	Description (1)	Coupon	Value
	SHORT-TERM INVESTMENTS – 0.7%
	MONEY MARKET FUNDS – 0.7%
5,618,947	First American Treasury Obligations Fund, Class Z	0.060% (3)	$5,618,947
	Total Short-Term Investments (cost $5,618,946)		5,618,947
	Total Investments (cost $854,798,716) – 99.9%		778,565,502
	Other Assets Less Liabilities – 0.1%		425,566
	Net Assets – 100%		$778,991,068
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$772,946,555	$ —	$ —	$772,946,555
Short-Term Investments:
Money Market Funds	5,618,947	—	—	5,618,947
Total	$778,565,502	$ —	$ —	$778,565,502

Nuveen Small Cap Value Fund (continued)
Portfolio of Investments    July 31, 2020
(Unaudited)
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(3)	The rate shown is the annualized seven-day subsidized yield as of the end of the reporting period.

Nuveen Mid Cap Growth Opportunities Fund
Portfolio of Investments    July 31, 2020
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 99.4%
	COMMON STOCKS – 99.4%
	Aerospace & Defense – 1.1%
57,107	Mercury Systems Inc, (2)	$4,421,795
	Auto Components – 0.9%
46,861	Aptiv PLC, (2)	3,643,443
	Biotechnology – 8.8%
67,084	BioMarin Pharmaceutical Inc, (2)	8,037,334
39,082	Exact Sciences Corp, (2)	3,703,019
129,613	Immunomedics Inc, (2)	5,473,557
44,338	Moderna Inc, (2)	3,285,446
34,570	Sarepta Therapeutics Inc, (2)	5,307,186
39,281	Seattle Genetics Inc, (2)	6,531,252
17,714	United Therapeutics Corp, (2)	1,974,580
	Total Biotechnology	34,312,374
	Building Products – 2.4%
76,499	Owens Corning	4,625,894
34,420	Trex Co Inc, (2)	4,795,739
	Total Building Products	9,421,633
	Capital Markets – 2.4%
24,983	MSCI Inc	9,393,108
	Chemicals – 0.9%
159,943	Axalta Coating Systems Ltd, (2)	3,550,735
	Commercial Services & Supplies – 1.7%
21,812	Cintas Corp	6,584,388
	Communications Equipment – 2.1%
92,356	Ciena Corp, (2)	5,496,105
26,467	Lumentum Holdings Inc, (2)	2,456,932
	Total Communications Equipment	7,953,037
	Consumer Finance – 1.2%
163,257	OneMain Holdings Inc	4,685,476
	Containers & Packaging – 1.3%
98,392	Berry Global Group Inc, (2)	4,918,616

Nuveen Mid Cap Growth Opportunities Fund (continued)
Portfolio of Investments    July 31, 2020
(Unaudited)
Shares	Description (1)	Value
	Electronic Equipment, Instruments & Components – 3.0%
89,404	Enphase Energy, Inc, (2)	$5,396,425
63,166	Keysight Technologies Inc, (2)	6,309,652
	Total Electronic Equipment, Instruments & Components	11,706,077
	Entertainment – 1.9%
26,987	Roku Inc, (2)	4,180,016
20,044	Take-Two Interactive Software Inc, (2)	3,287,617
	Total Entertainment	7,467,633
	Equity Real Estate Investment Trust – 1.3%
38,628	CoreSite Realty Corp	4,984,943
	Food & Staples Retailing – 0.7%
52,384	Sysco Corp	2,768,494
	Food Products – 1.2%
46,448	Freshpet Inc, (2)	4,461,330
	Health Care Equipment & Supplies – 7.9%
18,729	Align Technology Inc, (2)	5,502,955
9,562	DexCom Inc, (2)	4,164,633
94,809	Hologic Inc, (2)	6,615,772
23,211	Insulet Corp, (2)	4,720,189
16,976	Quidel Corp, (2)	4,795,211
13,343	Teleflex Inc	4,978,273
	Total Health Care Equipment & Supplies	30,777,033
	Health Care Providers & Services – 5.0%
13,334	Amedisys Inc, (2)	3,122,290
107,372	Centene Corp, (2)	7,006,023
15,283	Molina Healthcare Inc, (2)	2,822,770
49,243	Quest Diagnostics Inc	6,257,308
	Total Health Care Providers & Services	19,208,391
	Health Care Technology – 1.2%
19,396	Teladoc Health Inc, (2)	4,609,072
	Hotels, Restaurants & Leisure – 3.7%
7,416	Chipotle Mexican Grill Inc, (2)	8,566,666
8,011	Domino's Pizza Inc	3,097,133
52,960	Planet Fitness Inc, Class A, (2)	2,764,512
	Total Hotels, Restaurants & Leisure	14,428,311
	Household Products – 1.8%
72,048	Church & Dwight Co Inc	6,940,384

Shares	Description (1)	Value
	Internet & Direct Marketing Retail – 0.9%
65,775	Chewy Inc, (2)	$3,452,530
	IT Services – 8.6%
59,287	Akamai Technologies Inc, (2)	6,666,230
35,696	Euronet Worldwide Inc, (2)	3,431,814
26,874	FleetCor Technologies Inc, (2)	6,948,810
55,581	MAXIMUS Inc	4,124,666
24,284	Okta Inc, (2)	5,366,278
31,289	VeriSign Inc, (2)	6,623,256
	Total IT Services	33,161,054
	Leisure Products – 1.0%
37,659	Polaris Inc	3,902,602
	Machinery – 2.3%
162,998	Colfax Corp, (2)	4,739,982
23,180	Parker-Hannifin Corp	4,147,365
	Total Machinery	8,887,347
	Media – 0.9%
41,427	Nexstar Media Group Inc	3,631,077
	Pharmaceuticals – 2.1%
131,004	Horizon Therapeutics Plc, (2)	8,016,135
	Road & Rail – 1.0%
91,059	Knight-Swift Transportation Holdings Inc	3,960,156
	Semiconductors & Semiconductor Equipment – 5.4%
46,624	Inphi Corp, (2)	6,091,892
25,360	Monolithic Power Systems Inc	6,720,654
77,409	Xilinx Inc	8,309,856
	Total Semiconductors & Semiconductor Equipment	21,122,402
	Software – 18.1%
81,641	Anaplan Inc, (2)	3,707,318
39,432	Avalara Inc, (2)	5,301,633
40,299	DocuSign Inc, (2)	8,738,032
22,213	Everbridge Inc, (2)	3,172,017
19,161	HubSpot Inc, (2)	4,495,362
54,352	Proofpoint Inc, (2)	6,286,896
92,386	Rapid7 Inc, (2)	5,503,434
57,128	RealPage Inc, (2)	3,599,635
22,242	RingCentral Inc, Class A, (2)	6,456,185
191,782	Slack Technologies Inc, (2)	5,667,158

Nuveen Mid Cap Growth Opportunities Fund (continued)
Portfolio of Investments    July 31, 2020
(Unaudited)
Shares	Description (1)	Value
	Software (continued)
51,710	Synopsys Inc, (2)	$10,301,666
15,451	Trade Desk Inc, (2)	6,973,345
	Total Software	70,202,681
	Specialty Retail – 5.1%
47,440	Best Buy Co Inc	4,724,550
17,820	O'Reilly Automotive Inc, (2)	8,506,911
46,436	Tractor Supply Co	6,628,275
	Total Specialty Retail	19,859,736
	Textiles, Apparel & Luxury Goods – 2.2%
25,647	Lululemon Athletica Inc, (2)	8,350,407
	Trading Companies & Distributors – 1.3%
22,010	Watsco Inc	5,195,901
	Total Long-Term Investments (cost $285,737,434)	385,978,301

Shares	Description (1)	Coupon	Value
	SHORT-TERM INVESTMENTS – 0.7%
	MONEY MARKET FUNDS – 0.7%
2,674,424	First American Treasury Obligations Fund, Class Z	0.060% (3)	$2,674,424
	Total Short-Term Investments (cost $2,674,424)		2,674,424
	Total Investments (cost $288,411,858) – 100.1%		388,652,725
	Other Assets Less Liabilities – (0.1)%		(464,263)
	Net Assets – 100%		$388,188,462
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).

Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$385,978,301	$ —	$ —	$385,978,301
Short-Term Investments:
Money Market Funds	2,674,424	—	—	2,674,424
Total	$388,652,725	$ —	$ —	$388,652,725

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(3)	The rate shown is the annualized seven-day subsidized yield as of the end of the reporting period.

Nuveen Small Cap Growth Opportunities Fund
Portfolio of Investments    July 31, 2020
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 98.1%
	COMMON STOCKS – 96.1%
	Aerospace & Defense – 2.3%
144,452	Kratos Defense & Security Solutions Inc, (2)	$2,601,580
29,513	Mercury Systems Inc, (2)	2,285,192
	Total Aerospace & Defense	4,886,772
	Air Freight & Logistics – 1.2%
45,235	Hub Group Inc, (2)	2,392,932
	Banks – 1.3%
70,646	Preferred Bank/Los Angeles CA	2,631,564
	Biotechnology – 10.2%
129,762	Affimed NV, (2)	458,060
22,638	Allogene Therapeutics Inc, (2)	830,135
63,531	Amicus Therapeutics Inc, (2)	918,023
22,904	Arena Pharmaceuticals, Inc, (2)	1,406,077
7,747	Ascendis Pharma A/S, Sponsored ADR, (2)	1,066,065
20,283	Blueprint Medicines Corp, (2)	1,484,310
31,381	Emergent BioSolutions Inc, (2)	3,490,822
34,742	Fate Therapeutics Inc, (2)	1,086,382
21,214	Global Blood Therapeutics Inc, (2)	1,431,521
38,659	Halozyme Therapeutics Inc, (2)	1,051,138
13,348	IGM Biosciences Inc, (2)	670,871
38,119	Invitae Corp, (2)	1,113,075
62,240	Iovance Biotherapeutics Inc, (2)	1,809,317
47,082	Momenta Pharmaceuticals, Inc, (2)	1,388,448
53,378	Poseida Therapeutics Inc, (2)	692,846
16,905	Principia Biopharma Inc, (2)	1,413,258
14,739	Turning Point Therapeutics Inc, (2)	872,991
	Total Biotechnology	21,183,339
	Building Products – 1.9%
47,724	AZEK Co Inc, (2)	1,646,478
34,274	CSW Industrials Inc	2,289,160
	Total Building Products	3,935,638
	Capital Markets – 0.8%
31,575	Evercore Inc	1,746,098

Shares	Description (1)	Value
	Chemicals – 1.3%
116,041	Avient Corp	$2,773,380
	Commercial Services & Supplies – 1.6%
38,234	Tetra Tech Inc	3,389,444
	Construction & Engineering – 1.1%
57,014	MasTec Inc, (2)	2,268,017
	Diversified Consumer Services – 1.0%
25,080	Chegg Inc, (2)	2,030,728
	Electrical Equipment – 1.1%
35,173	EnerSys	2,365,736
	Electronic Equipment, Instruments & Components – 1.5%
62,768	II-VI, Inc, (2)	3,183,593
	Equity Real Estate Investment Trust – 2.9%
69,060	Healthcare Realty Trust Inc	2,023,458
39,041	QTS Realty Trust Inc, Class A	2,809,000
236,972	Summit Hotel Properties Inc	1,227,515
	Total Equity Real Estate Investment Trust	6,059,973
	Food & Staples Retailing – 0.9%
63,524	Performance Food Group Co, (2)	1,779,942
	Food Products – 1.5%
31,949	Freshpet Inc, (2)	3,068,701
	Health Care Equipment & Supplies – 6.3%
58,707	AtriCure Inc, (2)	2,395,833
114,988	Establishment Labs Holdings Inc, (2)	2,069,784
10,740	iRhythm Technologies Inc, (2)	1,336,915
20,109	Nevro Corp, (2)	2,673,693
38,114	STAAR Surgical Co, (2)	2,217,854
22,077	Tandem Diabetes Care Inc, (2)	2,306,163
	Total Health Care Equipment & Supplies	13,000,242
	Health Care Providers & Services – 5.0%
61,263	1Life Healthcare Inc, (2)	1,813,998
26,308	Addus HomeCare Corp, (2)	2,536,354
47,512	AMN Healthcare Services Inc, (2)	2,610,309
17,750	LHC Group Inc, (2)	3,463,203
	Total Health Care Providers & Services	10,423,864

Nuveen Small Cap Growth Opportunities Fund (continued)
Portfolio of Investments    July 31, 2020
(Unaudited)
Shares	Description (1)	Value
	Health Care Technology – 2.3%
79,301	HMS Holdings Corp, (2)	$2,577,282
22,983	Inspire Medical Systems Inc, (2)	2,283,591
	Total Health Care Technology	4,860,873
	Hotels, Restaurants & Leisure – 4.8%
28,464	Jack in the Box Inc, (2)	2,337,179
29,902	Papa John's International Inc	2,830,822
24,435	Planet Fitness Inc, Class A, (2)	1,275,507
22,338	Wingstop Inc	3,490,313
	Total Hotels, Restaurants & Leisure	9,933,821
	Household Durables – 3.2%
33,311	Meritage Homes Corp, (2)	3,303,785
25,271	TopBuild Corp, (2)	3,333,750
	Total Household Durables	6,637,535
	Insurance – 1.8%
15,073	eHealth Inc, (2)	1,042,147
13,607	Kinsale Capital Group Inc	2,652,005
	Total Insurance	3,694,152
	IT Services – 3.4%
57,344	LiveRamp Holdings Inc, (2)	2,613,166
59,115	MAXIMUS Inc	4,386,924
	Total IT Services	7,000,090
	Leisure Products – 1.1%
118,735	Callaway Golf Co	2,261,902
	Life Sciences Tools & Services – 1.3%
72,480	NeoGenomics Inc, (2)	2,770,910
	Machinery – 3.8%
38,900	ESCO Technologies Inc	3,343,066
24,990	John Bean Technologies Corp	2,343,062
55,006	SPX Corp, (2)	2,310,252
	Total Machinery	7,996,380
	Media – 1.4%
32,626	Nexstar Media Group Inc	2,859,669
	Multiline Retail – 1.3%
25,954	Ollie's Bargain Outlet Holdings Inc, (2)	2,727,765
	Paper & Forest Products – 1.7%
113,109	Louisiana-Pacific Corp	3,582,162

Shares	Description (1)	Value
	Pharmaceuticals – 3.3%
94,738	Aerie Pharmaceuticals Inc, (2)	$1,095,171
69,727	Horizon Therapeutics Plc, (2)	4,266,595
16,534	MyoKardia Inc, (2)	1,490,210
	Total Pharmaceuticals	6,851,976
	Professional Services – 1.4%
58,848	Huron Consulting Group Inc, (2)	2,808,227
	Semiconductors & Semiconductor Equipment – 5.8%
24,437	Inphi Corp, (2)	3,192,939
109,335	Lattice Semiconductor Corp, (2)	3,399,225
62,373	MACOM Technology Solutions Holdings Inc, (2)	2,635,883
28,751	Silicon Laboratories Inc, (2)	2,889,763
	Total Semiconductors & Semiconductor Equipment	12,117,810
	Software – 12.1%
13,944	Avalara Inc, (2)	1,874,771
22,815	Blackline Inc, (2)	2,028,482
122,196	Box Inc, (2)	2,193,418
9,511	Everbridge Inc, (2)	1,358,171
80,127	Ping Identity Holding Corp, (2)	2,753,164
31,521	Q2 Holdings Inc, (2)	2,964,550
68,811	Rapid7 Inc, (2)	4,099,071
27,157	RealPage Inc, (2)	1,711,163
97,995	Sailpoint Technologies Holdings Inc, (2)	3,086,842
27,953	Varonis Systems Inc, (2)	3,028,707
591,081	Videopropulsion Inc, (2), (3)	591
	Total Software	25,098,930
	Specialty Retail – 1.9%
179,143	American Eagle Outfitters Inc	1,791,430
17,074	Murphy USA Inc, (2)	2,260,768
	Total Specialty Retail	4,052,198
	Textiles, Apparel & Luxury Goods – 2.5%
60,863	Crocs Inc, (2)	2,187,416
14,089	Deckers Outdoor Corp, (2)	2,948,123
	Total Textiles, Apparel & Luxury Goods	5,135,539
	Trading Companies & Distributors – 1.1%
36,450	Applied Industrial Technologies, Inc	2,300,724
	Total Common Stocks (cost $159,128,873)	199,810,626

Nuveen Small Cap Growth Opportunities Fund (continued)
Portfolio of Investments    July 31, 2020
(Unaudited)
Shares	Description (1), (4)	Value
	EXCHANGE-TRADED FUNDS – 2.0%
37,710	SPDR S&P Biotech ETF	$4,122,834
	Total Exchange-Traded Funds (cost $2,915,959)	4,122,834
	Total Long-Term Investments (cost $162,044,832)	203,933,460

Shares	Description (1)	Coupon	Value
	SHORT-TERM INVESTMENTS – 1.5%
	MONEY MARKET FUNDS – 1.5%
3,198,644	First American Treasury Obligations Fund, Class Z	0.060% (5)	$3,198,644
	Total Short-Term Investments (cost $3,198,644)		3,198,644
	Total Investments (cost $165,243,476) – 99.6%		207,132,104
	Other Assets Less Liabilities – 0.4%		781,540
	Net Assets – 100%		$207,913,644
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$199,810,035	$ —	$591	$199,810,626
Exchange-Traded Funds	4,122,834	—	—	4,122,834
Short-Term Investments:
Money Market Funds	3,198,644	—	—	3,198,644
Total	$207,131,513	$ —	$591	$207,132,104

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(3)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.
(4)	A copy of the most recent financial statements for the exchange-traded funds in which the Fund invests can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.
(5)	The rate shown is the annualized seven-day subsidized yield as of the end of the reporting period.
ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
SPDR	Standard & Poor's Depositary Receipt

Nuveen Large Cap Select Fund
Portfolio of Investments    July 31, 2020
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 99.6%
	COMMON STOCKS – 99.6%
	Aerospace & Defense – 1.2%
3,187	L3Harris Technologies Inc	$536,468
	Banks – 1.4%
11,945	Citigroup Inc	597,370
	Beverages – 1.7%
10,637	Keurig Dr Pepper Inc	325,386
5,321	Monster Beverage Corp, (2)	417,592
	Total Beverages	742,978
	Biotechnology – 5.7%
11,830	AbbVie Inc	1,122,785
1,785	Biogen Inc, (2)	490,322
3,061	BioMarin Pharmaceutical Inc, (2)	366,738
1,873	Vertex Pharmaceuticals Inc, (2)	509,456
	Total Biotechnology	2,489,301
	Building Products – 1.2%
8,782	Owens Corning	531,048
	Capital Markets – 3.0%
13,909	Bank of New York Mellon Corp	498,638
16,442	Morgan Stanley	803,685
	Total Capital Markets	1,302,323
	Consumer Finance – 1.5%
4,475	American Express Co	417,607
7,574	OneMain Holdings Inc	217,374
	Total Consumer Finance	634,981
	Diversified Financial Services – 1.1%
9,502	Voya Financial Inc	469,399
	Electric Utilities – 5.3%
8,949	American Electric Power Co Inc	777,489
6,234	Entergy Corp	655,381
22,635	Exelon Corp	873,937
	Total Electric Utilities	2,306,807
	Equity Real Estate Investment Trust – 1.1%
2,789	Crown Castle International Corp	464,926

Shares	Description (1)	Value
	Food Products – 1.2%
8,691	Tyson Foods Inc	$534,062
	Health Care Equipment & Supplies – 1.1%
12,492	Boston Scientific Corp, (2)	481,816
	Health Care Providers & Services – 9.4%
5,903	Cigna Corp	1,019,389
2,605	Humana Inc	1,022,332
3,973	Quest Diagnostics Inc	504,849
4,965	UnitedHealth Group Inc	1,503,303
	Total Health Care Providers & Services	4,049,873
	Hotels, Restaurants & Leisure – 1.8%
15,439	Wyndham Destinations Inc	410,677
7,956	Wyndham Hotels & Resorts Inc	351,337
	Total Hotels, Restaurants & Leisure	762,014
	Household Durables – 1.0%
27,453	Newell Brands Inc	450,229
	Insurance – 4.0%
5,539	Allstate Corp	522,826
14,876	Hartford Financial Services Group Inc	629,552
4,819	Marsh & McLennan Cos Inc	561,896
	Total Insurance	1,714,274
	Interactive Media & Services – 9.8%
1,621	Alphabet Inc., Class C, (2)	2,403,878
7,215	Facebook Inc., Class A, (2)	1,830,229
	Total Interactive Media & Services	4,234,107
	Internet & Direct Marketing Retail – 8.2%
1,746	Alibaba Group Holding Ltd, Sponsored ADR, (2)	438,281
982	Amazon.com Inc, (2)	3,107,716
	Total Internet & Direct Marketing Retail	3,545,997
	IT Services – 7.3%
11,421	Fiserv Inc, (2)	1,139,702
5,465	GDS Holdings Ltd, ADR, (2)	438,785
5,178	Mastercard Inc., Class A	1,597,568
	Total IT Services	3,176,055
	Leisure Products – 0.8%
4,926	Brunswick Corp/DE	329,944
	Machinery – 1.4%
3,826	Stanley Black & Decker Inc	586,602

Nuveen Large Cap Select Fund (continued)
Portfolio of Investments    July 31, 2020
(Unaudited)
Shares	Description (1)	Value
	Media – 0.9%
14,456	Altice USA Inc, (2)	$390,167
	Multiline Retail – 1.2%
4,240	Target Corp	533,731
	Multi-Utilities – 3.2%
32,811	CenterPoint Energy Inc	623,737
9,202	Dominion Energy Inc	745,638
	Total Multi-Utilities	1,369,375
	Oil, Gas & Consumable Fuels – 1.1%
17,042	Parsley Energy Inc	187,121
2,769	Pioneer Natural Resources Co	268,372
	Total Oil, Gas & Consumable Fuels	455,493
	Pharmaceuticals – 2.1%
16,046	AstraZeneca PLC, Sponsored ADR	895,046
	Road & Rail – 2.1%
3,052	Kansas City Southern	524,486
2,332	Union Pacific Corp	404,252
	Total Road & Rail	928,738
	Semiconductors & Semiconductor Equipment – 8.7%
5,888	Intel Corp	281,034
1,262	Lam Research Corp	475,976
11,237	Marvell Technology Group Ltd	409,814
2,081	NVIDIA Corp	883,572
5,859	NXP Semiconductors NV	688,608
13,299	Taiwan Semiconductor Manufacturing Co Ltd, Sponsored ADR	1,049,158
	Total Semiconductors & Semiconductor Equipment	3,788,162
	Software – 4.9%
3,320	Proofpoint Inc, (2)	384,024
4,793	salesforce.com Inc, (2)	933,916
1,869	ServiceNow Inc, (2)	820,865
	Total Software	2,138,805
	Specialty Retail – 2.1%
3,407	Home Depot Inc	904,524
	Tobacco – 2.4%
13,506	Philip Morris International Inc	1,037,396

Shares	Description (1)	Value
	Wireless Telecommunication Services – 1.7%
6,781	T-Mobile US Inc, (2)	$728,144
	Total Long-Term Investments (cost $36,234,812)	43,110,155

Shares	Description (1)	Coupon	Value
	SHORT-TERM INVESTMENTS – 0.9%
	MONEY MARKET FUNDS – 0.9%
393,975	First American Treasury Obligations Fund, Class Z	0.060% (3)	$393,975
	Total Short-Term Investments (cost $393,975)		393,975
	Total Investments (cost $36,628,787) – 100.5%		43,504,130
	Other Assets Less Liabilities – (0.5)%		(212,129)
	Net Assets – 100%		$43,292,001
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$43,110,155	$ —	$ —	$43,110,155
Short-Term Investments:
Money Market Funds	393,975	—	—	393,975
Total	$43,504,130	$ —	$ —	$43,504,130

Nuveen Large Cap Select Fund (continued)
Portfolio of Investments    July 31, 2020
(Unaudited)
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(3)	The rate shown is the annualized seven-day subsidized yield as of the end of the reporting period.
ADR	American Depositary Receipt

Nuveen Small Cap Select Fund
Portfolio of Investments    July 31, 2020
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 99.3%
	COMMON STOCKS – 98.3%
	Aerospace & Defense – 1.4%
64,167	Kratos Defense & Security Solutions Inc, (2)	$1,155,648
	Air Freight & Logistics – 1.2%
19,437	Hub Group Inc, (2)	1,028,217
	Auto Components – 1.1%
31,056	Cooper Tire & Rubber Co	964,599
	Banks – 7.7%
23,599	Banner Corp	836,112
62,803	Home BancShares Inc/AR	1,025,573
25,407	Preferred Bank/Los Angeles CA	946,411
44,443	Renasant Corp	1,032,411
69,185	Sterling Bancorp/DE	778,331
25,535	Western Alliance Bancorp	917,983
23,472	Wintrust Financial Corp	1,004,602
	Total Banks	6,541,423
	Biotechnology – 7.7%
20,571	Amicus Therapeutics Inc, (2)	297,251
12,698	Arena Pharmaceuticals, Inc, (2)	779,530
3,221	Ascendis Pharma A/S, Sponsored ADR, (2)	443,242
7,351	Blueprint Medicines Corp, (2)	537,946
12,182	Emergent BioSolutions Inc, (2)	1,355,126
12,645	Fate Therapeutics Inc, (2)	395,409
6,062	Global Blood Therapeutics Inc, (2)	409,064
4,958	IGM Biosciences Inc, (2)	249,189
19,992	Iovance Biotherapeutics Inc, (2)	581,167
16,611	Momenta Pharmaceuticals, Inc, (2)	489,858
21,622	Poseida Therapeutics Inc, (2)	280,654
5,548	Principia Biopharma Inc, (2)	463,813
5,059	Turning Point Therapeutics Inc, (2)	299,645
	Total Biotechnology	6,581,894
	Building Products – 2.1%
28,011	AZEK Co Inc, (2)	966,379
12,358	CSW Industrials Inc	825,391
	Total Building Products	1,791,770

Nuveen Small Cap Select Fund (continued)
Portfolio of Investments    July 31, 2020
(Unaudited)
Shares	Description (1)	Value
	Capital Markets – 2.3%
17,562	Evercore Inc	$971,179
15,843	Piper Sandler Cos	980,840
	Total Capital Markets	1,952,019
	Chemicals – 1.4%
49,341	Avient Corp	1,179,250
	Commercial Services & Supplies – 2.4%
16,039	Casella Waste Systems Inc, (2)	888,721
13,234	Tetra Tech Inc	1,173,194
	Total Commercial Services & Supplies	2,061,915
	Construction & Engineering – 1.1%
24,135	MasTec Inc, (2)	960,090
	Construction Materials – 1.0%
55,743	Summit Materials Inc, (2)	820,537
	Consumer Finance – 0.7%
37,830	Regional Management Corp, (2)	574,638
	Electrical Equipment – 2.6%
19,758	EnerSys	1,328,923
10,013	Regal Beloit Corp	920,896
	Total Electrical Equipment	2,249,819
	Electronic Equipment, Instruments & Components – 3.4%
28,941	Belden Inc	914,536
33,776	Methode Electronics Inc	952,483
85,606	TTM Technologies Inc, (2)	1,053,810
	Total Electronic Equipment, Instruments & Components	2,920,829
	Equity Real Estate Investment Trust – 6.7%
82,675	Brandywine Realty Trust	895,370
5,704	EastGroup Properties Inc	756,693
22,368	Healthcare Realty Trust Inc	655,383
49,049	Industrial Logistics Properties Trust	1,035,424
17,575	PotlatchDeltic Corp	752,386
30,732	STAG Industrial Inc	1,001,863
119,390	Summit Hotel Properties Inc	618,440
	Total Equity Real Estate Investment Trust	5,715,559
	Food Products – 2.6%
50,106	Nomad Foods Ltd, (2)	1,155,444
44,642	Simply Good Foods Co, (2)	1,073,194
	Total Food Products	2,228,638

Shares	Description (1)	Value
	Gas Utilities – 2.5%
16,932	Southwest Gas Holdings Inc	$1,179,144
15,333	Spire Inc	945,433
	Total Gas Utilities	2,124,577
	Health Care Equipment & Supplies – 2.6%
18,112	AtriCure Inc, (2)	739,151
33,993	Establishment Labs Holdings Inc, (2)	611,874
8,184	Tandem Diabetes Care Inc, (2)	854,900
	Total Health Care Equipment & Supplies	2,205,925
	Health Care Providers & Services – 4.1%
15,740	AMN Healthcare Services Inc, (2)	864,756
6,713	LHC Group Inc, (2)	1,309,773
70,524	Select Medical Holdings Corp, (2)	1,342,777
	Total Health Care Providers & Services	3,517,306
	Health Care Technology – 2.3%
82,542	Change Healthcare Inc, (2)	962,440
32,083	HMS Holdings Corp, (2)	1,042,697
	Total Health Care Technology	2,005,137
	Hotels, Restaurants & Leisure – 2.7%
15,599	Jack in the Box Inc, (2)	1,280,834
10,681	Papa John's International Inc	1,011,170
	Total Hotels, Restaurants & Leisure	2,292,004
	Household Durables – 2.7%
11,051	Meritage Homes Corp, (2)	1,096,038
8,988	TopBuild Corp, (2)	1,185,697
	Total Household Durables	2,281,735
	Insurance – 1.7%
6,906	Primerica Inc	826,372
36,718	Selectquote Inc, (2)	656,885
	Total Insurance	1,483,257
	IT Services – 2.4%
95,611	Everi Holdings Inc, (2)	543,070
19,914	MAXIMUS Inc	1,477,818
	Total IT Services	2,020,888
	Leisure Products – 1.1%
49,637	Callaway Golf Co	945,585
	Machinery – 4.5%
39,393	Altra Industrial Motion Corp	1,348,422
64,527	Shyft Group Inc	1,218,270

Nuveen Small Cap Select Fund (continued)
Portfolio of Investments    July 31, 2020
(Unaudited)
Shares	Description (1)	Value
	Machinery (continued)
30,871	SPX Corp, (2)	$1,296,582
	Total Machinery	3,863,274
	Media – 1.3%
12,311	Nexstar Media Group Inc	1,079,059
	Mortgage Real Estate Investment Trust – 0.9%
96,292	Ladder Capital Corp	748,189
	Multi-Utilities – 1.5%
22,582	Black Hills Corp	1,306,594
	Oil, Gas & Consumable Fuels – 1.0%
74,312	Parsley Energy Inc	815,946
	Paper & Forest Products – 1.6%
43,022	Louisiana-Pacific Corp	1,362,507
	Pharmaceuticals – 2.3%
24,766	Aerie Pharmaceuticals Inc, (2)	286,295
21,255	Horizon Therapeutics Plc, (2)	1,300,593
4,015	MyoKardia Inc, (2)	361,872
	Total Pharmaceuticals	1,948,760
	Professional Services – 1.4%
24,312	Huron Consulting Group Inc, (2)	1,160,169
	Semiconductors & Semiconductor Equipment – 4.1%
8,950	Cabot Microelectronics Corp	1,348,944
36,382	Lattice Semiconductor Corp, (2)	1,131,116
24,934	MACOM Technology Solutions Holdings Inc, (2)	1,053,711
	Total Semiconductors & Semiconductor Equipment	3,533,771
	Software – 6.1%
18,005	J2 Global Inc, (2)	1,021,244
28,727	Ping Identity Holding Corp, (2)	987,060
22,743	Rapid7 Inc, (2)	1,354,800
12,581	RealPage Inc, (2)	792,729
33,480	Sailpoint Technologies Holdings Inc, (2)	1,054,620
	Total Software	5,210,453
	Specialty Retail – 2.2%
17,689	Aaron's Inc	923,012
7,078	Murphy USA Inc, (2)	937,198
	Total Specialty Retail	1,860,210

Shares	Description (1)	Value
	Textiles, Apparel & Luxury Goods – 2.4%
25,439	Crocs Inc, (2)	$914,278
5,636	Deckers Outdoor Corp, (2)	1,179,333
	Total Textiles, Apparel & Luxury Goods	2,093,611
	Trading Companies & Distributors – 1.5%
20,614	Applied Industrial Technologies, Inc	1,301,156
	Total Common Stocks (cost $75,926,622)	83,886,958

Shares	Description (1), (3)	Value
	EXCHANGE-TRADED FUNDS – 1.0%
7,811	SPDR S&P Biotech ETF	$853,977
	Total Exchange-Traded Funds (cost $609,238)	853,977
	Total Long-Term Investments (cost $76,535,860)	84,740,935

Shares	Description (1)	Coupon	Value
	SHORT-TERM INVESTMENTS – 0.4%
	MONEY MARKET FUNDS – 0.4%
392,581	First American Treasury Obligations Fund, Class Z	0.060% (4)	$392,581
	Total Short-Term Investments (cost $392,581)		392,581
	Total Investments (cost $76,928,441) – 99.7%		85,133,516
	Other Assets Less Liabilities – 0.3%		233,893
	Net Assets – 100%		$85,367,409
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

Nuveen Small Cap Select Fund (continued)
Portfolio of Investments    July 31, 2020
(Unaudited)
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$83,886,958	$ —	$ —	$83,886,958
Exchange-Traded Funds	853,977	—	—	853,977
Short-Term Investments:
Money Market Funds	392,581	—	—	392,581
Total	$85,133,516	$ —	$ —	$85,133,516

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(3)	A copy of the most recent financial statements for these exchange-traded funds can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.
(4)	The rate shown is the annualized seven-day subsidized yield as of the end of the reporting period.
ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
SPDR	Standard & Poor's Depositary Receipt